Income taxes (Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Loss before income taxes, per consolidated statements of income	$ (9,387)	$ (28,080)	$ (36,694)
Theoretical income tax benefit (expense) (26% in 2009 and 25% in 2010 and 24% in 2011)	(2,347)	(6,739)	(9,714)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	2,465	4,729	4,979
Goodwill impairment and realization		5,455	3,297
Effect of different tax rates in foreign subsidiaries	(109)	(444)	758
Taxes related to previous years	167	230	(179)
Non-deductible expenses	45	41	43
Income tax expense (benefit) in the consolidated statements of income for the reported year	$ 221	$ 3,272	$ (276)
Effective tax rate